Schedule of Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Concentration risk percentage	100.00%	100.00%
Customer A [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	22.19%	11.46%
Customer A [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	46.57%	47.48%
Customer A [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	48.93%	78.62%
Customer B [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	12.07%	11.26%
Customer B [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	13.50%	0.00%
Customer B [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	38.29%	17.91%
Customer C [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	0.00%	31.75%
Customer C [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	12.11%	3.15%
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	34.26%	54.47%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	60.07%	47.48%
Customers [Member] | Vendor Purchase [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage	99.33%	99.68%